UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C. 20549

                                            Form 13F

                                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment 		[   ]; Amendment Number:
This Amendment (Check only one.): 	[   ] is a restatement.
					[ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      Chautauqua Capital Management, LLC
Address:  921 Walnut Street, Suite 250
          Boulder, CO 80302

13 File Number: 28-6047

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager :

Name:      John Lynch
Title:     Chief Operating Officer
Phone:
Signature, Place and Date of Signing:

    John Lynch  Boulder,CO  April 10, 2013

Report Type (Check only one.) :

[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    116438



List of Other Included Managers:NONE

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
ABB LTD       		     ADRS STOCKS      000375204     6781    297932 SH       SOLE                  140163         0    157769
ACCENTURE PLC IRELAND	     ADRS STOCKS      G1151C101     4310     56728 SH       SOLE                   26524         0     30204
APPLE INC             	     COMMON STOCK     037833100     6213     14036 SH       SOLE                    7625         0      6411
ASML HOLDING N V             ADRS STOCKS      N07059210     7083    104151 SH       SOLE                   49047         0     55104
CHECK POINT SOFTWARE TECH LT ADRS STOCKS      M22465104     6726    143133 SH       SOLE                   67668         0     75465
COGNIZANT TECHNOLOGY SOLUTIO ADRS STOCKS      192446102     3647     47606 SH       SOLE                   22955         0     24651
COMPANHIA DE BEBIDAS DAS AME ADRS STOCKS      20441W203     4007     94666 SH       SOLE                   43561         0     51105
DELPHI AUTOMOTIVE PLC        ADRS STOCKS      G27823106    14658    330131 SH       SOLE                  159736         0    170395
E M C CORP MASS              COMMON STOCK     268648102     4391    183788 SH       SOLE                   88776         0     95012
EXPRESS SCRIPTS HLDG CO      COMMON STOCK     30219G108     4411     76516 SH       SOLE                   36546         0     39970
GOLDMAN SACHS GROUP INC      COMMON STOCK     38141G104     3293     22381 SH       SOLE                   10799         0     11582
GOOGLE INC	             COMMON STOCK     38259P508     5916      7451 SH       SOLE                    3595         0      3856
GREEN MTN COFFEE ROASTERS IN COMMON STOCK     393122106     3249     57247 SH       SOLE                   27770         0     29477
LULULEMON ATHLETICA INC      COMMON STOCK     550021109     7122    114232 SH       SOLE                   54383         0     59849
MONDELEZ INTL INC            ADRS STOCKS      609207105     1270     41490 SH       SOLE                   19851         0     21639
NOVO NORDISK AS              ADRS STOCKS      670100205     6075     37618 SH       SOLE                   17666         0     19952
POTASH CORP SASK INC         COMMON STOCK     73755L107     4996    127291 SH       SOLE                   60030         0     67261
PRICELINE COM INC            COMMON STOCK     741503403     2609      3793 SH       SOLE                    1810         0      1983
QUALCOMM INC                 COMMON STOCK     747525103     3119     46591 SH       SOLE                   22424         0     24167
REGENERON PHARMACEUTICALS    COMMON STOCK     75886F107     1245      7056 SH       SOLE                    3407         0      3649
SCHLUMBERGER LTD             COMMON STOCK     806857108     9002    120197 SH       SOLE                   62275         0     57922
TAIWAN SEMICONDUCTOR MFG     ADRS STOCKS      874039100     2402    139733 SH       SOLE                   66224         0     73509
WORKDAY INC                  COMMON STOCK     98138H101     1294     20989 SH       SOLE                   10308         0     10681
GRAINGER W W INC             COMMON STOCK     384802104     2619     11640 SH       SOLE                    5616         0      6024
S REPORT SUMMARY                 24 DATA RECORDS             2106396